Shareholder Report, Average Annual Return (Details)		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended		21 Months Ended	27 Months Ended	33 Months Ended	41 Months Ended	60 Months Ended	71 Months Ended	77 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
PGIM TOTAL RETURN BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					8.97%						(1.75%)
PGIM Short Duration Multi-Sector Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					7.97%		7.84%
PGIM Short Duration High Yield ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent				6.61%
PGIM Municipal Income Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent			2.77%
PGIM Floating Rate Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					10.62%					9.06%
PGIM Active High Yield Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					12.15%								4.39%	5.07%
PGIM Active Aggregate Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					8.13%							(1.18%)
PGIM AAA CLO ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					8.18%		8.10%
PGIM Portfolio Ballast ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					17.67%				14.34%
PGIM Jennison International Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent				16.08%
PGIM Jennison Focused Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					31.43%				22.34%
PGIM Jennison Focused Mid-Cap ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent				11.18%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent		1.22%
PGIM ULTRA SHORT BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					6.51%								2.97%		2.93%
PGIM Jennison Focused Growth ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					35.07%				39.56%
PGIM Jennison Better Future ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent				24.13%
Without Sales Load [Member] | PGIM TOTAL RETURN BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				8.98%						(1.73%)
Without Sales Load [Member] | PGIM Short Duration Multi-Sector Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				7.91%		7.87%
Without Sales Load [Member] | PGIM Short Duration High Yield ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[2]			6.74%
Without Sales Load [Member] | PGIM Municipal Income Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]		2.68%
Without Sales Load [Member] | PGIM Floating Rate Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				10.39%					9.10%
Without Sales Load [Member] | PGIM Active High Yield Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				11.92%								4.31%	5.06%
Without Sales Load [Member] | PGIM Active Aggregate Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				8.00%							(1.17%)
Without Sales Load [Member] | PGIM AAA CLO ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				8.12%		8.10%
Without Sales Load [Member] | PGIM Portfolio Ballast ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				17.93%				14.31%
Without Sales Load [Member] | PGIM Jennison International Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]			16.50%
Without Sales Load [Member] | PGIM Jennison Focused Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				31.48%				22.38%
Without Sales Load [Member] | PGIM Jennison Focused Mid-Cap ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]			11.18%
Without Sales Load [Member] | PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]	1.24%
Without Sales Load [Member] | PGIM ULTRA SHORT BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				6.48%								2.97%		2.93%
Without Sales Load [Member] | PGIM Jennison Focused Growth ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]				35.08%				39.58%
Without Sales Load [Member] | PGIM Jennison Better Future ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Market Price
Average Annual Return, Percent	[1]			24.40%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]				Bloomberg US Aggregate Bond Index
Average Annual Return, Percent				7.01% [4]	7.30%	[3],[4]	6.09%	[3],[4]		1.71% [4]	(2.08%)	(1.06%)	(0.04%) [4]	1.73% [4]	1.57% [4]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	1.71%	3.27%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	[4]			24.96%	27.14%				22.31%
MSCI All Country World exUS ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI All Country World ex-US ND Index
Average Annual Return, Percent				16.81%
MSCI All Country World ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI All Country World ND Index
Average Annual Return, Percent				21.54%
Bloomberg US Government Credit 1 3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Government/Credit 1-3 Year Index
Average Annual Return, Percent					6.25%		6.10%
Bloomberg 1 3 Year High Yield Corporate 1 Percentage Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Average Annual Return, Percent				8.65%
Bloomberg 1 To 15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent			3.10%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Credit Suisse Leveraged Loan Index
Average Annual Return, Percent					9.81%					8.98%
Bloomberg US High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US High Yield Very Liquid Index
Average Annual Return, Percent					12.54%								3.92%	4.43%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					JP Morgan CLOIE AAA Index
Average Annual Return, Percent					7.65%		7.61%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Average Annual Return, Percent					21.15%				12.61%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Index
Average Annual Return, Percent				20.80%
Bloomberg 1 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent		1.32%
ICE BofA US 3Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent					5.48%								2.27%		2.26%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Average Annual Return, Percent					30.75%				30.61%

[1]	The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.
[2]	The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.
[3]	Less than 0.05%
[4]	The Fund has added this broad-based index in response to new regulatory requirements.